Consolidated Statements of Operations and Comprehensive Income (Loss) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Income Statement [Abstract]
Revenue	$ 10,170,174	$ 9,266,294	$ 35,583,131	$ 34,575,097
Costs and Expenses
Selling expenses	6,215,161	7,407,706	27,584,492	24,142,110
General and administrative expenses	2,820,961	3,197,454	10,994,554	10,588,162
Total Costs and Expenses	9,036,122	10,605,160	38,579,046	34,730,272
Income (Loss) from Operations	1,134,052	(1,338,866)	(2,995,915)	(155,175)
Other (Expenses) Income
Interest expense, net of interest income	(139,974)	(147,636)	(972,443)	(619,709)
Amortization of debt discount	(450,229)	(1,356,476)	(4,154,922)	(1,995,128)
Virtual Generation bonus earnout			(561,351)
Loss on share issuances			(44,063)
Gain (Loss) on marketable securities	130,000	(25,000)	(97,500)	(75,000)
Other income	11,798		149,565
Imputed interest on related party advances				(761)
Gain on litigation settlement				516,120
Loss on issuance of convertible debt				(196,403)
Total Other (Expenses) Income	(448,405)	(1,529,112)	(5,680,714)	(2,370,881)
Income (Loss) Before Income Taxes	685,647	(2,867,978)	(8,676,629)	(2,526,056)
Income tax provision	(528,038)	(245,974)	(598,176)	(1,102,701)
Net Income (Loss)	157,609	(3,113,952)	(9,274,805)	(3,628,757)
Other Comprehensive Loss
Foreign currency translation adjustment	(112,030)	(130,230)	(119,286)	(184,043)
Comprehensive Income (Loss)	$ 45,579	$ (3,244,182)	$ (9,394,091)	$ (3,812,800)
Loss per common share- basic and diluted			$ (0.91)	$ (0.38)
Weighted average number of common shares outstanding - basic and diluted			10,226,432	9,485,993
Income (Loss) per common share- basic *	$ 0.01	$ (0.33)
Income (Loss) per common share- diluted *	$ 0.01	$ (0.33)
Weighted average number of common shares outstanding -basic*	12,209,833	9,549,358
Weighted average number of common shares outstanding - diluted*	12,209,833	9,549,358